UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2012

Retirement Strategies Portfolios
Retirement Strategy 2010
Retirement Strategy 2015
Retirement Strategy 2020
Retirement Strategy 2030
Retirement Strategy 2040
Retirement Strategy 2050

Goldman Sachs Retirement Strategies Portfolios

■	RETIREMENT STRATEGY 2010

■	RETIREMENT STRATEGY 2015

■	RETIREMENT STRATEGY 2020

■	RETIREMENT STRATEGY 2030

■	RETIREMENT STRATEGY 2040

■	RETIREMENT STRATEGY 2050

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Market Review	4

Portfolio Management Discussion and Performance Summaries	7

Schedules of Investments	22

Financial Statements	28

Financial Highlights	36

Notes to Financial Statements	48

Other Information	68

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Principal Investment Strategies and Risks

The Retirement Strategies Portfolios are expected to invest all of their assets in a combination of affiliated underlying core equity, core fixed income, and other diversifier funds (“Underlying Funds”). Each Portfolio employs an asset allocation strategy designed for investors planning to retire at or around age 65 in approximately the calendar year designated in the Portfolio’s name (target date). As the Portfolios are further away from their target date, the Portfolios will have a higher allocation to equity investments and will therefore have greater risk exposure to those risks associated with equity investments. As the Portfolios approach (and pass) their individual target date, their asset allocations will shift so that they invest a greater percentage of their assets in underlying fixed income funds. The Portfolios will then be more susceptible to the risks associated with fixed income investments. Approximately five years after a Portfolio’s target date, the Portfolio expects that it will become part of another mutual fund managed by the Investment Adviser, the Goldman Sachs Income Strategies Portfolio, which has a current target allocation of approximately 60% of total assets in fixed income and 40% of total assets in equity. The principal value of a Portfolio is not guaranteed at any time and a Portfolio may experience losses, including near, at, or after the target date. There is no guarantee that a Portfolio will provide adequate income at and through retirement.

The Portfolio is subject to the risk factors of the Underlying Funds in direct proportion to its investments in those Underlying Funds, and the ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, as well as the allocation among those Underlying Funds by the Investment Adviser. An Underlying Fund is subject to the risks associated with its investments, including (as applicable) those associated with equity, fixed income, foreign and derivative investments generally. From time to time, the Underlying Funds in which the Portfolio invests, and the size of the investments in the Underlying Funds, may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests directly in stocks and bonds.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

What Differentiates Goldman Sachs’
Approach to Retirement Strategies?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale.

■	Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 70 professionals with significant academic and practitioner experience with an additional 65 plus professionals dedicated to trading, information technology and the development of analytical tools.

■	Goldman Sachs’ Portfolio Management Teams offer expert management of the underlying Goldman Sachs mutual funds in which each Retirement Strategy Portfolio (each, a “Portfolio”) invests. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Retirement Strategy Portfolio represents a diversified global portfolio on the efficient frontier. Aimed at helping investors reach their retirement goals, each Portfolio is designed to invest within a specified core equity, core fixed income and other diversifying asset class range, becoming more conservative as the Portfolio approaches and passes its target date. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each Portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each Portfolio, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.

Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes ten active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Developed equity country selection	Which international countries are more attractive?
■ Emerging equity country selection	Which emerging market countries are more attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?
■ Emerging/developed bond selection	Are emerging or developed bonds more attractive?

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Mutual Fund Portfolio Management Teams
Each Portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the core equity, core fixed income or other diversifying asset classes arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

Enhancements Made to Proprietary Quantitative Model during the
Six-Month Period Ended February 29, 2012

To construct the Retirement Strategies Portfolios (the “Portfolios”), the Quantitative Investment Strategies (“QIS”) team makes active decisions based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, in order to benefit from changing conditions in global capital markets, the QIS team shifts assets away from the existing allocation (i.e., tactically tilting the Portfolios’ positions in certain asset classes and countries from their strategic, long-term weights).

The QIS team’s Global Tactical Asset Allocation (GTAA) model, which drives the tactical views implemented in the Portfolios, uses financial and economic factors in seeking to capture intuitive fundamental relationships across markets that are grounded in financial theory and have behavioral or economic motivation. The QIS team’s approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and, through proprietary daily risk models, to carefully construct and manage risk in the Portfolios.

During the six-month period ended February 29, 2012, the QIS team enhanced the GTAA model by refining various signals (which are signs indicating that it may be a good time to buy or sell an investment) in its currency, bond and equity strategies. The QIS team believes these enhancements are likely to add value to its process over time.

MARKET REVIEW

Goldman Sachs Retirement Strategies Portfolios

Market Review

The equity and fixed income markets posted positive results during the six months ended February 29, 2012 (the “Reporting Period”).

Equity Markets

The Reporting Period began with an equity market decline, which capped a volatile third quarter. During the month of September, U.S. equity markets were shaken by the Federal Reserve Board’s (the “Fed”) announcement of a plan for additional monetary easing by attempting to “twist” the yield curve, or spectrum of U.S. Treasury maturities, on the grounds of general weakness in the labor market and lackluster consumer spending growth. Through its Operation Twist program, the Fed said it would extend the maturity structure of its holdings through the sale of short-term securities and the purchase of long-term securities in an effort to support the economic recovery. In addition, the prospect of contagion from a Greek sovereign debt default and the lack of agreement on a solution amongst European leaders weighed on U.S. and international equity markets early in the Reporting Period.

U.S. and international equities surged in October following a preliminary plan to resolve the European sovereign debt crisis and news that the U.S. economy had grown at a 2.5% annualized rate in the third quarter of 2011, according to the advance estimate released by the Bureau of Economic Analysis. However, U.S. stocks were flat and international stocks retreated modestly for the remainder of the calendar year as some improvements in U.S. economic data were offset by a deterioration of the European sovereign debt crisis. Other challenges included the ratings downgrade of several large banks by Standard & Poor’s and the Congressional budget deficit supercommittee failing to come to agreement on spending cuts. In Europe, credit conditions tightened for banks and yields on Italian and Spanish government debt hovered near unsustainable levels. Japanese equities generally lagged the broader international equity market despite the announcement that its economy grew at an annualized pace of 6% during the third calendar quarter.

The U.S. and international equity markets rallied broadly in January 2012, led by many of the worst performing sectors from 2011. Gains then extended into February on continued improvements in U.S. economic data, particularly in the labor market, and optimism that Europe might eventually be able to stem its sovereign debt crisis. News that the Fed reduced its outlook for near-term economic growth was offset by its commitment to low interest rates until late 2014. Also in February, fourth quarter 2011 U.S. Gross Domestic Product (“GDP”) growth was revised up from 2.8% to 3%. In Europe, despite widespread downgrades of sovereign debt by Standard & Poor’s, markets reflected improved sentiment that a financial crisis would be averted through liquidity provided by the European Central Bank’s longer-term refinancing operation (“LTRO”) and the proposal of a “fiscal compact” for the European Monetary Union (“EU”). Japanese equities rose as the yen weakened significantly following the Bank of Japan’s surprise monetary policy easing, which was to be accomplished through increased asset purchases.

MARKET REVIEW

The U.S. equity market, as represented by the Standard & Poor’s 500® Index (with dividends reinvested) (the “S&P 500 Index”), gained 13.31% for the Reporting Period overall. The MSCI Europe, Australasia and Far East Index (net) (“MSCI EAFE Index”), representing non-U.S. equity markets, returned 4.13% during the Reporting Period. The emerging equity markets, represented by the MSCI Emerging Markets Index (Net), rose 5.27% during the Reporting Period.

From a capitalization perspective within the U.S. equity market, large-cap stocks performed best, followed by small-cap stocks and then mid-cap stocks. Growth stocks modestly outpaced value stocks in the large-cap and small-cap segments of the U.S. equity market; growth stocks and value stocks performed in line with each other in the mid-cap segment of the U.S. equity market. (All as measured by Russell Investments indices.)

Fixed Income Markets

Fixed income market conditions shifted significantly during the Reporting Period. Concerns about slowing global economic growth and the potential for a breakup of the EU drove selling across the U.S. and international bond markets until mid-December, when riskier fixed income asset classes rebounded on a combination of improved economic data and supportive action from the Fed and the European Central Bank (“ECB”). The rallies persisted through February 2012. This turnaround, however, was not reflected in core government bond markets, as U.S. Treasury and German bund yields continued to trade in tight ranges and close to their historic lows throughout the Reporting Period.

The non-government fixed income sectors were particularly volatile during the first four months of the Reporting Period. For example, relative to U.S. Treasuries, investment grade corporate bonds returned -1.92% in September, +2.73% in October and -2.88% in November, before embarking on a more sustained rally in December. The high yield corporate bond markets followed a similar pattern. In our view, two key factors drove the volatility: uncertainty about the global economic growth outlook and the escalation of the European sovereign debt crisis. In fact, Europe’s financial problems so dominated attention that the markets ignored early indications of improving U.S. economic data.

Risk appetite rebounded more decisively in December in advance of the ECB’s offer on December 21st of low-cost three-year loans for banks. Participation was stronger than markets had anticipated at 489 billion euros of total borrowing. The extra liquidity, with further improvement in U.S. economic data, including stronger-than-anticipated manufacturing and employment reports, sparked a rally in the fixed income markets. Most fixed income sectors ended the calendar year on a positive note, with investment grade corporate bonds outperforming U.S. Treasuries by 0.99% in December.

The outperformance of risk assets continued through January and February, supported by central bank policy, an improved global economic outlook and encouraging developments in the Eurozone. In January, the Fed updated its guidance on interest rates, stating that economic conditions were likely to warrant exceptionally low levels for the targeted federal funds rate until late 2014. The Fed’s statement came as a surprise given the progress made in key areas of the U.S. economy, including stabilization in the housing market and, most significantly, a drop in the unemployment rate during the last half of 2011 from 9.1% to 8.5%. The jobless rate fell again in 2012 and stood at 8.3% in February. In early 2012, concerns about a disorderly outcome to Europe’s sovereign debt crisis also subsided, as Greece approved the austerity measures necessary for a second bailout from the EU/ECB and International

MARKET REVIEW

Monetary Fund (“IMF”) and got broad endorsement from private creditors for its debt restructure.

In the U.S., riskier fixed income assets generally outperformed U.S. Treasuries during the Reporting Period. For example, the Barclays Capital U.S. High Yield Bond Index (2% Cap) climbed 8.62%, while the Barclays Capital U.S. Aggregate Bond Index returned 2.73%. Meanwhile, the global fixed income market, as represented by the Barclays Capital Global Aggregate Bond Index (U.S. dollar hedged), rose 2.85% during the Reporting Period. Emerging markets debt, as represented by the JP Morgan EMBI Global Diversified Index, returned 4.11%. Local emerging markets debt, as represented by the JP Morgan GBI-EM Global Diversified Index (U.S. dollar hedged), returned 0.11%.

Regional and Sector Preferences

Equities

■ Regional — The Quantitative Investment Strategies (“QIS”) team was bearish on stocks and bonds for most of the first half of the Reporting Period, but grew increasingly bullish on equities as a result of equities’ inexpensive long-term valuations. Starting in the fourth quarter of 2011, the QIS team favored U.S. stocks over international stocks and preferred developed market equities over emerging market equities. The QIS team implemented its country level views within the Goldman Sachs Structured International Equity Fund and the Goldman Sachs Structured Emerging Markets Equity Fund, which served as two of the Retirement Strategies Portfolios’ (the “Portfolios”) Underlying Funds.

■ Style and Size — Among U.S. equities, the QIS team was bullish on U.S. growth stocks as a result of less supportive macroeconomic conditions and weak momentum for U.S. value stocks. When the Reporting Period began, the QIS team was bearish on small-cap stocks versus large-cap stocks because small-cap stocks appeared relatively expensive. Then, for the first months of 2012, the QIS team adopted a neutral view on small-cap stocks and large-cap stocks as supportive macroeconomic conditions for small-cap stocks were offset by their more expensive valuations.

Fixed Income

Throughout the Reporting Period, the QIS team favored international fixed income over U.S. fixed income because U.S. bonds appeared relatively expensive. Within U.S. fixed income, the QIS team was bearish on high yield bonds relative to investment grade bonds at the beginning of the Reporting Period. In 2012, as strong momentum for high yield bonds was offset by less supportive macroeconomic conditions, the QIS team adopted a neutral view.

At the beginning of the Reporting Period, the QIS team preferred developed markets debt over emerging markets debt. Specifically, the QIS team was bearish on U.S. dollar-denominated emerging markets debt and local emerging markets debt (through which the Portfolios gain exposure to local currencies) because of relatively weak momentum and low risk premiums. In the second half of the Reporting Period, the QIS team was bullish on U.S. dollar-denominated emerging markets debt versus developed markets debt but bullish on developed markets debt over local emerging markets debt as a result of weak momentum in local currencies.

PORTFOLIO RESULTS

Goldman Sachs Retirement Strategies Portfolios

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Retirement Strategy Portfolios’ (the “Portfolios”) performance and positioning for the six-month period ended February 29, 2012 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Retirement Strategy 2010 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 4.76%, 4.70%, 4.90% and 4.49%, respectively. This compares to the 6.02% cumulative total return of the Portfolio’s blended benchmark, which is comprised 25% of the Standard & Poor’s 500® Index (with dividends reinvested) (the “S&P 500® Index”), 50% of the Barclays Capital U.S. Aggregate Bond Index (“Barclays Capital Index”) and 25% of the MSCI EAFE Index (Net) (“MSCI EAFE Index”), during the same period.*

Goldman Sachs Retirement Strategy 2015 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.36%, 5.64%, 5.57% and 5.24%, respectively. This compares to the 6.58% cumulative total return of the Portfolio’s blended benchmark, which is comprised 30% of the S&P 500® Index, 40% of the Barclays Capital Index and 30% of the MSCI EAFE Index, during the same period.*

Goldman Sachs Retirement Strategy 2020 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 5.71%, 6.01%, 5.93% and 5.57%, respectively. This compares to the 7.01% cumulative total return of the Portfolio’s blended benchmark, which is comprised 34% of the S&P 500® Index, 32% of the Barclays Capital Index and 34% of the MSCI EAFE Index, during the same period.*

Goldman Sachs Retirement Strategy 2030 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 6.50%, 6.81%, 6.59% and 6.27%, respectively. This compares to the 7.62% cumulative total return of the Portfolio’s blended benchmark, which is comprised 39% of the S&P 500® Index, 22% of the Barclays Capital Index and 39% the MSCI EAFE Index, during the same period.*

Goldman Sachs Retirement Strategy 2040 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 6.75%, 7.01%, 6.88% and 6.67%, respectively. This compares to the 7.92% cumulative total return of the Portfolio’s blended benchmark, which is comprised 42% of the S&P 500® Index, 16% of the Barclays Capital Index and 42% of the MSCI EAFE Index, during the same period.*

Goldman Sachs Retirement Strategy 2050 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns of 7.03%, 7.27%, 7.20% and 6.86%, respectively. This compares to the 8.18% cumulative total return of the Portfolio’s blended benchmark, which is comprised 44% of the S&P 500® Index, 11% of the Barclays Capital Index and 45% of the MSCI EAFE Index, during the same period.*

The components of the Portfolios’ blended benchmarks generated cumulative total returns of 13.31%, 2.73% and 4.13% for the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index, respectively, during the same period. The differing returns of the Portfolios’ blended benchmarks reflect the varying percentages of the components comprising each blended benchmark.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	Although all six Portfolios generated positive absolute returns during the Reporting Period, each underperformed its respective blended benchmark on a relative basis. Our strategic, long-term asset allocation policy contributed positively to the Portfolios’ relative results. This was offset by our quarterly tactical decisions and security selection within the Underlying Funds, which detracted from the Portfolios’ results.

*	The composition of the blended benchmark changes over time based on the Portfolios’ “glide path,” which represents the Portfolios’ expected target strategic allocations over time as each Portfolio approaches and passes its target date.

PORTFOLIO RESULTS

Q	How did Global Tactical Asset Allocation decisions help or hurt the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the implementation of our quarterly tactical views detracted from the performance of all six Portfolios. Our views on U.S. equities versus international equities and our views on equities versus fixed income hampered relative results the most. Over the entire Reporting Period, the Portfolios’ underweight in emerging market stocks versus developed market stocks contributed positively to the relative performance of the more equity-oriented Portfolios. Our fixed income tactical views did not have a meaningful impact on performance during the Reporting Period.

Q	How did the Portfolios’ Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	During the Reporting Period, the performance of the Underlying Funds overall detracted from the Portfolios’ results. Among underlying equity funds, the Goldman Sachs Large Cap Value Fund and the Goldman Sachs Structured Small Cap Equity Fund underperformed most relative to their respective benchmark indices. The Goldman Sachs Structured Large Cap Growth Fund performed best relative to its benchmark index.

On the fixed income side, the Goldman Sachs Global Income Fund and the Goldman Sachs Inflation Protected Securities Fund underperformed their respective benchmarks the most. The Goldman Sachs Emerging Markets Debt Fund performed best relative to its benchmark index during the Reporting Period.

Among alternative investment strategies, the Goldman Sachs International Real Estate Securities Fund and the Goldman Sachs Commodity Strategy Fund underperformed their respective benchmark indices the most. The Goldman Sachs Real Estate Securities Fund outperformed its benchmark index.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

The Portfolios do not directly invest in derivatives. However, some of the Underlying Funds used derivatives during the Reporting Period to apply their active investment views with greater versatility and to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts, options, swap contracts and structured securities to enhance return and for hedging purposes.

Q	What tactical changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolios?

A	At the beginning of the fourth quarter of 2011, we were bearish on both stocks and bonds because of the weak momentum of stocks and the expensive valuations of bonds. However, we grew bullish on stocks versus fixed income as a result of stocks’ inexpensive valuations. We were bearish on U.S. equities versus international equities in September, but became increasingly bullish on U.S. equities over the course of the Reporting Period. In the first half of the Reporting Period, we increased our bearish view on emerging market stocks and our bullish view on developed market stocks as a result of comparatively expensive valuations and weak momentum for emerging market equities. When the Reporting Period began, the Portfolios were underweight small-cap stocks versus large-cap stocks because small-cap stocks appeared relatively expensive. We shifted the Portfolios to a neutral position in small-cap stocks and large-cap stocks during the first months of 2012 as supportive macroeconomic conditions for small-cap stocks were offset by their more expensive valuations.

In fixed income, we moved the Portfolios from an underweight in U.S. high yield bonds versus U.S. investment grade bonds to a neutral position as relatively strong momentum for high yield bonds was offset by less supportive macroeconomic conditions. We shifted the Portfolios from an underweight in U.S. dollar-denominated emerging markets debt to an overweight because of supportive macroeconomic conditions for U.S. dollar-denominated debt. We maintained our bearish view on local emerging markets debt versus developed markets debt.

PORTFOLIO RESULTS

Q	What was the Portfolios’ tactical view and strategy at the end of the Reporting Period?

A	As of February 29, 2012, we were bullish on stocks versus bonds. The Portfolios were overweight U.S. equities relative to international equities. Within the U.S. equity market, the Portfolios were overweight growth stocks versus value stocks and were neutral large-cap stocks versus small-cap stocks. We were bearish on emerging market equities versus developed market equities. In fixed income, we held a bearish view on U.S. fixed income relative to international fixed income. The Portfolios were neutral on U.S. high yield bonds versus U.S. investment grade bonds. We were bearish on local emerging markets debt versus developed markets debt at the end of the Reporting Period, and bullish on U.S. dollar-denominated emerging markets debt versus developed markets debt.

FUND BASICS

Retirement Strategy 2010 Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	Retirement Strategy
September 1, 2011–February 29, 2012	(based on NAV)[1]	2010 Composite Index[2]

Class A	4.76%	6.02%
Institutional	4.70	6.02
Class IR	4.90	6.02
Class R	4.49	6.02

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Strategy 2010 Composite Index is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Retirement Strategy 2010 Composite Index is comprised of the S&P 500 Index, the Barclays Capital Aggregate Bond Index, and the MSCI EAFE Index. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-8.05%	-2.45%	9/5/07
Institutional	-2.44	-0.80	9/5/07
Class IR	-2.43	-1.65	11/30/07
Class R	-2.93	-2.14	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.12%	2.89%
Institutional	0.72	2.49
Class IR	0.87	2.64
Class R	1.37	3.14

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2015 Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	Retirement Strategy
September 1, 2011–February 29, 2012	(based on NAV)[1]	2015 Composite Index[2]

Class A	5.36%	6.58%
Institutional	5.64	6.58
Class IR	5.57	6.58
Class R	5.24	6.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Strategy 2015 Composite Index is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Retirement Strategy 2015 Composite Index is comprised of the S&P 500 Index, the Barclays Capital Aggregate Bond Index, and the MSCI EAFE Index. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-9.36%	-3.59%	9/5/07
Institutional	-3.76	-1.95	9/5/07
Class IR	-3.83	-2.83	11/30/07
Class R	-4.34	-3.33	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.19%	2.97%
Institutional	0.79	2.57
Class IR	0.94	2.72
Class R	1.44	3.22

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2020 Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	Retirement Strategy
September 1, 2011–February 29, 2012	(based on NAV)[1]	2020 Composite Index[2]

Class A	5.71%	7.01%
Institutional	6.01	7.01
Class IR	5.93	7.01
Class R	5.57	7.01

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Strategy 2020 Composite Index is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Retirement Strategy 2020 Composite Index is comprised of the S&P 500 Index, the Barclays Capital Aggregate Bond Index, and the MSCI EAFE Index. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-10.38%	-4.52%	9/5/07
Institutional	-4.66	-2.84	9/5/07
Class IR	-4.99	-3.76	11/30/07
Class R	-5.38	-4.24	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	2.51%
Institutional	0.85	2.11
Class IR	1.00	2.26
Class R	1.50	2.76

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2030 Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	Retirement Strategy
September 1, 2011–February 29, 2012	(based on NAV)[1]	2030 Composite Index[2]

Class A	6.50%	7.62%
Institutional	6.81	7.62
Class IR	6.59	7.62
Class R	6.27	7.62

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Strategy 2030 Composite Index is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Retirement Strategy 2030 Composite Index is comprised of the S&P 500 Index, the Barclays Capital Aggregate Bond Index, and the MSCI EAFE Index. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-11.31%	-5.64%	9/5/07
Institutional	-5.79	-4.04	9/5/07
Class IR	-6.16	-5.00	11/30/07
Class R	-6.33	-5.40	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.32%	2.16%
Institutional	0.92	1.76
Class IR	1.07	1.91
Class R	1.57	2.41

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2040 Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	Retirement Strategy
September 1, 2011–February 29, 2012	(based on NAV)[1]	2040 Composite Index[2]

Class A	6.75%	7.92%
Institutional	7.01	7.92
Class IR	6.88	7.92
Class R	6.67	7.92

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Strategy 2040 Composite Index is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Retirement Strategy 2040 Composite Index is comprised of the S&P 500 Index, the Barclays Capital Aggregate Bond Index, and the MSCI EAFE Index. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-12.26%	-6.17%	9/5/07
Institutional	-6.69	-4.55	9/5/07
Class IR	-6.96	-5.50	11/30/07
Class R	-7.44	-5.94	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.24%	2.62%
Institutional	0.84	2.22
Class IR	0.99	2.37
Class R	1.49	2.87

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2050 Portfolio
as of February 29, 2012

PERFORMANCE REVIEW

	Portfolio Total Return	Retirement Strategy
September 1, 2011–February 29, 2012	(based on NAV)[1]	2050 Composite Index[2]

Class A	7.03%	8.18%
Institutional	7.27	8.18
Class IR	7.20	8.18
Class R	6.86	8.18

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Retirement Strategy 2050 Composite Index is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range. The Retirement Strategy 2050 Composite Index is comprised of the S&P 500 Index, the Barclays Capital Aggregate Bond Index, and the MSCI EAFE Index. The Index figures do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/11	One Year	Since Inception	Inception Date

Class A	-13.24%	-6.60%	9/5/07
Institutional	-7.74	-5.01	9/5/07
Class IR	-7.96	-5.97	11/30/07
Class R	-8.41	-6.46	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

FUND BASICS

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	3.18%
Institutional	0.85	2.78
Class IR	1.00	2.93
Class R	1.50	3.43

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2012, and prior to such date the investment adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

OVERALL UNDERLYING FUND WEIGHTINGS[5]

Percentage of Net Assets

[5]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.7%
Underlying Core Equity Funds – 42.2%
67,992	Goldman Sachs Structured International Equity Fund	$628,926
36,054	Goldman Sachs Structured Large Cap Growth Fund	509,808
39,843	Goldman Sachs Structured Large Cap Value Fund	438,278
19,204	Goldman Sachs Strategic Growth Fund	220,266
16,095	Goldman Sachs Large Cap Value Fund	191,365
9,990	Goldman Sachs Structured Small Cap Equity Fund	134,166

		2,122,809

Underlying Core Fixed Income Funds – 37.9%
84,029	Goldman Sachs Inflation Protected Securities Fund	951,206
41,966	Goldman Sachs Global Income Fund	552,270
38,660	Goldman Sachs Core Fixed Income Fund	402,454

		1,905,930

Underlying Other Diversifier Funds – 20.6%
26,802	Goldman Sachs Absolute Return Tracker Fund	244,434
36,971	Goldman Sachs Commodity Strategy Fund	235,505
15,423	Goldman Sachs Structured International Small Cap Fund	127,084
14,951	Goldman Sachs High Yield Fund	107,497
6,795	Goldman Sachs Emerging Markets Debt Fund	88,469
5,079	Goldman Sachs Real Estate Securities Fund	73,039
12,043	Goldman Sachs International Real Estate Securities Fund	68,883
5,012	Goldman Sachs Local Emerging Markets Debt Fund	48,064
4,461	Goldman Sachs Structured Emerging Markets Equity Fund	39,573

		1,032,548

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.7%
(Cost $4,881,181)		$5,061,287

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(36,784)

NET ASSETS – 100.0%		$5,024,503

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

22          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 101.2%
Underlying Core Equity Funds – 51.4%
133,283	Goldman Sachs Structured International Equity Fund	$1,232,871
63,890	Goldman Sachs Structured Large Cap Growth Fund	903,403
71,860	Goldman Sachs Structured Large Cap Value Fund	790,465
34,014	Goldman Sachs Strategic Growth Fund	390,135
28,990	Goldman Sachs Large Cap Value Fund	344,686
16,198	Goldman Sachs Structured Small Cap Equity Fund	217,539

		3,879,099

Underlying Core Fixed Income Funds – 28.3%
93,893	Goldman Sachs Inflation Protected Securities Fund	1,062,869
54,904	Goldman Sachs Global Income Fund	722,533
33,179	Goldman Sachs Core Fixed Income Fund	345,391

		2,130,793

Underlying Other Diversifier Funds – 21.5%
64,449	Goldman Sachs Commodity Strategy Fund	410,543
40,726	Goldman Sachs Absolute Return Tracker Fund	371,424
25,091	Goldman Sachs Structured International Small Cap Fund	206,751
10,309	Goldman Sachs Emerging Markets Debt Fund	134,219
15,808	Goldman Sachs High Yield Fund	113,659
7,694	Goldman Sachs Real Estate Securities Fund	110,637
18,107	Goldman Sachs International Real Estate Securities Fund	103,572
11,351	Goldman Sachs Structured Emerging Markets Equity Fund	100,683
7,642	Goldman Sachs Local Emerging Markets Debt Fund	73,288

		1,624,776

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.2%
(Cost $7,288,086)		$7,634,668

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.2)%		(94,060)

NET ASSETS – 100.0%		$7,540,608

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.          23

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.8%
Underlying Core Equity Funds – 58.5%
268,490	Goldman Sachs Structured International Equity Fund	$2,483,535
121,305	Goldman Sachs Structured Large Cap Growth Fund	1,715,259
138,000	Goldman Sachs Structured Large Cap Value Fund	1,517,999
64,539	Goldman Sachs Strategic Growth Fund	740,259
55,710	Goldman Sachs Large Cap Value Fund	662,395
28,718	Goldman Sachs Structured Small Cap Equity Fund	385,687

		7,505,134

Underlying Core Fixed Income Funds – 20.1%
113,741	Goldman Sachs Inflation Protected Securities Fund	1,287,553
73,905	Goldman Sachs Global Income Fund	972,595
30,885	Goldman Sachs Core Fixed Income Fund	321,516

		2,581,664

Underlying Other Diversifier Funds – 22.2%
118,245	Goldman Sachs Commodity Strategy Fund	753,220
63,642	Goldman Sachs Absolute Return Tracker Fund	580,418
44,413	Goldman Sachs Structured International Small Cap Fund	365,965
17,593	Goldman Sachs Emerging Markets Debt Fund	229,055
25,468	Goldman Sachs Structured Emerging Markets Equity Fund	225,901
27,058	Goldman Sachs High Yield Fund	194,547
13,080	Goldman Sachs Real Estate Securities Fund	188,092
31,098	Goldman Sachs International Real Estate Securities Fund	177,879
13,097	Goldman Sachs Local Emerging Markets Debt Fund	125,603

		2,840,680

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.8%
(Cost $12,217,310)		$12,927,478

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(104,056)

NET ASSETS – 100.0%		$12,823,422

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

24          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 101.7%
Underlying Core Equity Funds – 69.2%
602,712	Goldman Sachs Structured International Equity Fund	$5,575,089
265,191	Goldman Sachs Structured Large Cap Growth Fund	3,749,800
305,276	Goldman Sachs Structured Large Cap Value Fund	3,358,031
141,144	Goldman Sachs Strategic Growth Fund	1,618,923
123,261	Goldman Sachs Large Cap Value Fund	1,465,577
57,428	Goldman Sachs Structured Small Cap Equity Fund	771,262

		16,538,682

Underlying Core Fixed Income Funds – 10.1%
106,775	Goldman Sachs Inflation Protected Securities Fund	1,208,688
79,129	Goldman Sachs Global Income Fund	1,041,334
16,528	Goldman Sachs Core Fixed Income Fund	172,056

		2,422,078

Underlying Other Diversifier Funds – 22.4%
238,950	Goldman Sachs Commodity Strategy Fund	1,522,112
104,372	Goldman Sachs Absolute Return Tracker Fund	951,868
88,849	Goldman Sachs Structured International Small Cap Fund	732,119
65,188	Goldman Sachs Structured Emerging Markets Equity Fund	578,221
30,210	Goldman Sachs Real Estate Securities Fund	434,417
71,120	Goldman Sachs International Real Estate Securities Fund	406,806
23,203	Goldman Sachs Emerging Markets Debt Fund	302,101
35,902	Goldman Sachs High Yield Fund	258,135
17,424	Goldman Sachs Local Emerging Markets Debt Fund	167,100

		5,352,879

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 101.7%
(Cost $21,864,935)		$24,313,639

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(405,458)

NET ASSETS – 100.0%		$23,908,181

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.          25

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 102.4%
Underlying Core Equity Funds – 74.3%
319,148	Goldman Sachs Structured International Equity Fund	$2,952,123
141,092	Goldman Sachs Structured Large Cap Growth Fund	1,995,038
163,118	Goldman Sachs Structured Large Cap Value Fund	1,794,294
75,055	Goldman Sachs Strategic Growth Fund	860,881
65,941	Goldman Sachs Large Cap Value Fund	784,036
29,177	Goldman Sachs Structured Small Cap Equity Fund	391,852

		8,778,224

Underlying Core Fixed Income Funds – 6.0%
45,807	Goldman Sachs Global Income Fund	602,819
9,686	Goldman Sachs Core Fixed Income Fund	100,837

		703,656

Underlying Other Diversifier Funds – 22.1%
121,518	Goldman Sachs Commodity Strategy Fund	774,071
48,861	Goldman Sachs Absolute Return Tracker Fund	445,608
45,153	Goldman Sachs Structured International Small Cap Fund	372,063
36,639	Goldman Sachs Structured Emerging Markets Equity Fund	324,988
17,557	Goldman Sachs Real Estate Securities Fund	252,468
41,454	Goldman Sachs International Real Estate Securities Fund	237,117
6,708	Goldman Sachs Emerging Markets Debt Fund	87,334
10,330	Goldman Sachs High Yield Fund	74,270
5,066	Goldman Sachs Local Emerging Markets Debt Fund	48,580

		2,616,499

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 102.4%
(Cost $10,884,955)		$12,098,379

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(281,259)

NET ASSETS – 100.0%		$11,817,120

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

26          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments
February 29, 2012 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 102.6%
Underlying Core Equity Funds – 78.6%
145,595	Goldman Sachs Structured International Equity Fund	$1,346,751
64,556	Goldman Sachs Structured Large Cap Growth Fund	912,817
75,020	Goldman Sachs Structured Large Cap Value Fund	825,217
34,343	Goldman Sachs Strategic Growth Fund	393,913
30,299	Goldman Sachs Large Cap Value Fund	360,256
12,884	Goldman Sachs Structured Small Cap Equity Fund	173,038

		4,011,992

Underlying Core Fixed Income Funds – 2.2%
7,255	Goldman Sachs Global Income Fund	95,473
1,547	Goldman Sachs Core Fixed Income Fund	16,102

		111,575

Underlying Other Diversifier Funds – 21.8%
53,518	Goldman Sachs Commodity Strategy Fund	340,909
20,030	Goldman Sachs Absolute Return Tracker Fund	182,676
19,969	Goldman Sachs Structured International Small Cap Fund	164,545
17,485	Goldman Sachs Structured Emerging Markets Equity Fund	155,092
8,571	Goldman Sachs Real Estate Securities Fund	123,245
20,168	Goldman Sachs International Real Estate Securities Fund	115,360
1,065	Goldman Sachs Emerging Markets Debt Fund	13,869
1,600	Goldman Sachs High Yield Fund	11,506
818	Goldman Sachs Local Emerging Markets Debt Fund	7,848

		1,115,050

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 102.6%
(Cost $5,011,908)		$5,238,617

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.6)%		(133,175)

NET ASSETS – 100.0%		$5,105,442

The percentage shown for each investment category reflects the value of the respective investment in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.          27

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Assets and Liabilities
February 29, 2012 (Unaudited)

Retirement
Strategy 2010
Portfolio
Assets:

Investments in Affiliated Underlying Funds, at value (cost $4,881,181, $7,288,086, $12,217,310, $21,864,935, $10,884,955 and $5,011,908)	$5,061,287
Cash	5,344
Receivables:
Reimbursement from investment adviser	18,885
Dividends	2,575
Portfolio shares sold	448
Investments sold	—
Other assets	85

Total assets	5,088,624

Liabilities:

Due to custodian	—
Payables:
Investments purchased	7,918
Amounts owed to affiliates	2,353
Portfolio shares redeemed	115
Accrued expenses	53,735

Total liabilities	64,121

Net Assets:

Paid-in capital	5,987,520
Undistributed (distributions in excess of) net investment income	(65,161)
Accumulated net realized loss	(1,077,962)
Net unrealized gain	180,106

NET ASSETS	$5,024,503

Net Assets:
Class A	$3,888,076
Institutional	8,540
Class IR	9,938
Class R	1,117,949

Total Net Assets	$5,024,503

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	458,229
Institutional	958
Class IR	1,169
Class R	131,760

Net asset value, offering and redemption price per share:(a)
Class A	$8.49
Institutional	8.91
Class IR	8.50
Class R	8.48

(a)	Maximum public offering price per share for Class A Shares of the Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050 Portfolios is $8.98, $8.61, $8.40, $8.10, $7.89 and $7.82, respectively.

28          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$7,634,668	$12,927,478	$24,313,639	$12,098,379	$5,238,617
9,684	13,144	29,302	—	6,963

18,638	17,662	17,911	17,520	17,739
2,868	4,050	4,669	1,213	188
17,151	7,521	16,672	9,788	7,348
—	—	—	38,076	—
113	147	248	148	90

7,683,122	12,970,002	24,382,441	12,165,124	5,270,945

—	—	—	38,061	—

27,551	17,194	17,767	1,213	7,151
3,020	4,926	8,769	4,585	1,759
57,980	69,574	388,663	250,012	103,969
53,963	54,886	59,061	54,133	52,624

142,514	146,580	474,260	348,004	165,503

8,866,192	13,593,402	23,803,588	12,960,077	6,910,464
(72,561)	(2,058)	(10,965)	22,461	99,555
(1,599,605)	(1,478,090)	(2,333,146)	(2,378,842)	(2,131,286)
346,582	710,168	2,448,704	1,213,424	226,709

$7,540,608	$12,823,422	$23,908,181	$11,817,120	$5,105,442

$4,252,865	$9,576,630	$16,539,867	$9,134,206	$3,417,651
1,616,375	2,013,158	5,597,317	2,085,471	1,458,422
12,455	227,021	245,185	8,705	8,572
1,658,913	1,006,613	1,525,812	588,738	220,797

$7,540,608	$12,823,422	$23,908,181	$11,817,120	$5,105,442

522,525	1,206,796	2,162,219	1,223,969	462,679
197,953	252,293	729,180	278,106	196,356
1,527	28,536	32,131	1,164	1,157
205,437	127,316	199,869	79,021	29,864

$8.14	$7.94	$7.65	$7.46	$7.39
8.17	7.98	7.68	7.50	7.43
8.16	7.96	7.63	7.48	7.41
8.08	7.91	7.63	7.45	7.39

The accompanying notes are an integral part of these financial statements.          29

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Operations
For the Six Months Ended February 29, 2012 (Unaudited)

Retirement
Strategy 2010
Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$75,856

Expenses:

Professional fees	35,300
Registration fees	31,569
Custody and accounting fees	19,238
Printing and mailing costs	14,985
Trustee fees	7,738
Distribution and Service fees(a)	7,210
Transfer Agent fees(a)	4,539
Management fees	3,588
Other	3,086

Total expenses	127,253

Less — expense reductions	(112,778)

Net expenses	14,475

NET INVESTMENT INCOME	61,381

Realized and unrealized gain (loss):

Capital gain distributions from Affiliated Underlying Funds	72,720
Net realized loss from Affiliated Underlying Funds	(109,794)
Net change in unrealized gain on Affiliated Underlying Funds	187,903

Net realized and unrealized gain	150,829

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$212,210

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and
	Service Fees		Transfer Agent Fees
Portfolio	Class A	Class R	Class A	Institutional	Class IR	Class R
Retirement Strategy 2010	$4,705	$2,505	$3,576	$2	$9	$952
Retirement Strategy 2015	5,142	3,785	3,908	307	10	1,438
Retirement Strategy 2020	11,733	2,243	8,917	317	179	852
Retirement Strategy 2030	20,491	3,588	15,573	1,032	166	1,363
Retirement Strategy 2040	11,257	1,586	8,555	363	8	603
Retirement Strategy 2050	4,441	477	3,375	254	7	182

30          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$125,919	$226,710	$498,946	$261,400	$120,860

35,300	35,300	35,300	35,300	35,300
31,238	31,304	31,290	31,252	31,233
20,542	21,431	22,781	21,977	20,550
15,362	18,482	24,643	17,775	14,840
7,740	7,743	7,749	7,743	7,739
8,927	13,976	24,079	12,843	4,918
5,663	10,265	18,134	9,529	3,818
5,380	9,040	17,372	8,598	3,767
3,085	3,125	3,186	3,112	3,082

133,237	150,666	184,534	148,129	125,247

(114,558)	(119,555)	(129,119)	(119,222)	(113,648)

18,679	31,111	55,415	28,907	11,599

107,240	195,599	443,531	232,493	109,261

85,307	108,780	124,734	6,738	2,542
(45,498)	(42,617)	(354,315)	(185,106)	(45,299)
215,027	402,625	1,222,519	658,893	243,372

254,836	468,788	992,938	480,525	200,615

$362,076	$664,387	$1,436,469	$713,018	$309,876

The accompanying notes are an integral part of these financial statements.          31

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets

	Retirement Strategy 2010 Portfolio
	For the
	Six Months Ended	For the Fiscal
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011

From operations:

Net investment income	$61,381	$272,327
Net realized gain (loss)	(37,074)	1,918,153
Net change in unrealized gain (loss)	187,903	(616,207)

Net increase in net assets resulting from operations	212,210	1,574,273

Distributions to shareholders:

From net investment income
Class A Shares	(152,938)	(169,854)
Institutional Shares	—	(172,543)
Class IR Shares	(426)	(312)
Class R Shares	(39,021)	(64,179)
From net realized gains
Class A Shares	—	—
Institutional Shares	—	—
Class IR Shares	—	—
Class R Shares	—	—

Total distributions to shareholders	(192,385)	(406,888)

From share transactions:

Proceeds from sales of shares	407,711	3,337,941
Reinvestment of distributions	191,894	406,210
Cost of shares redeemed	(1,139,888)	(11,233,105)

Net decrease in net assets resulting from share transactions	(540,283)	(7,488,954)

TOTAL INCREASE (DECREASE)	(520,458)	(6,321,569)

Net assets:

Beginning of period	5,544,961	11,866,530

End of period	$5,024,503	$5,544,961

Undistributed (distributions in excess of) net investment income	$(65,161)	$65,843

32          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2015 Portfolio		Retirement Strategy 2020 Portfolio
For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 29, 2012	Year Ended	February 29, 2012	Year Ended
(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

$107,240	$268,940	$195,599	$366,263
39,809	1,890,737	66,163	2,175,125
215,027	(596,445)	402,625	(435,355)

362,076	1,563,232	664,387	2,106,033

(132,652)	(141,662)	(192,865)	(280,175)
(53,398)	(201,695)	(38,934)	(157,850)
(395)	(275)	(5,217)	(5,051)
(49,924)	(28,143)	(17,961)	(21,884)

—	—	(72,437)	—
—	—	(12,163)	—
—	—	(1,701)	—
—	—	(7,299)	—

(236,369)	(371,775)	(348,577)	(464,960)

571,021	3,335,907	1,911,427	5,849,209
235,709	370,303	348,036	464,562
(1,064,983)	(7,889,878)	(2,551,754)	(9,734,431)

(258,253)	(4,183,668)	(292,291)	(3,420,660)

(132,546)	(2,992,211)	23,519	(1,779,587)

7,673,154	10,665,365	12,799,903	14,579,490

$7,540,608	$7,673,154	$12,823,422	$12,799,903

$(72,561)	$56,568	$(2,058)	$57,320

The accompanying notes are an integral part of these financial statements.          33

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Retirement Strategy 2030 Portfolio
	For the
	Six Months Ended	For the Fiscal
	February 29, 2012	Year Ended
	(Unaudited)	August 31, 2011

From operations:

Net investment income	$443,531	$523,194
Net realized gain (loss)	(229,581)	1,660,468
Net change in unrealized gain (loss)	1,222,519	548,745

Net increase in net assets resulting from operations	1,436,469	2,732,407

Distributions to shareholders:

From net investment income
Class A Shares	(332,340)	(400,680)
Institutional Shares	(129,112)	(168,089)
Class IR Shares	(10,467)	(1,562)
Class R Shares	(27,338)	(34,327)
From net realized gains
Class A Shares	(69,064)	—
Institutional Shares	(22,150)	—
Class IR Shares	(1,771)	—
Class R Shares	(6,379)	—

Total distributions to shareholders	(598,621)	(604,658)

From share transactions:

Proceeds from sales of shares	2,625,305	10,817,313
Reinvestment of distributions	597,305	602,424
Cost of shares redeemed	(4,620,635)	(8,823,680)

Net increase (decrease) in net assets resulting from share transactions	(1,398,025)	2,596,057

TOTAL INCREASE (DECREASE)	(560,177)	4,723,806

Net assets:

Beginning of period	24,468,358	19,744,552

End of period	$23,908,181	$24,468,358

Undistributed (distributions in excess of) net investment income	$(10,965)	$44,761

34          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2040 Portfolio		Retirement Strategy 2050 Portfolio
For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 29, 2012	Year Ended	February 29, 2012	Year Ended
(Unaudited)	August 31, 2011	(Unaudited)	August 31, 2011

$232,493	$298,420	$109,261	$230,844
(178,368)	1,566,726	(42,757)	1,461,114
658,893	(2,296)	243,372	54,049

713,018	1,862,850	309,876	1,746,007

(187,337)	(175,415)	(79,488)	(79,043)
(45,921)	(112,649)	(34,455)	(168,453)
(190)	(189)	(206)	(180)
(12,128)	(11,758)	(4,226)	(2,978)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

(245,576)	(300,011)	(118,375)	(250,654)

1,890,110	6,109,658	978,850	3,243,243
245,409	299,944	118,283	250,522
(3,026,871)	(7,515,711)	(1,661,871)	(8,728,879)

(891,352)	(1,106,109)	(564,738)	(5,235,114)

(423,910)	456,730	(373,237)	(3,739,761)

12,241,030	11,784,300	5,478,679	9,218,440

$11,817,120	$12,241,030	$5,105,442	$5,478,679

$22,461	$35,544	$99,555	$108,669

The accompanying notes are an integral part of these financial statements.          35

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$8.46	$0.11	(d)	$0.27	$0.38	$(0.35)	$—	$(0.35)
2012 - Institutional	8.51	0.12	(d)	0.28	0.40	—	—	—
2012 - IR	8.49	0.12	(d)	0.27	0.39	(0.38)	—	(0.38)
2012 - R	8.44	0.10	(d)	0.26	0.36	(0.32)	—	(0.32)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	7.91	0.19	(d)	0.62	0.81	(0.26)	—	(0.26)
2011 - Institutional	7.97	0.25	(d)	0.59	0.84	(0.30)	—	(0.30)
2011 - IR	7.95	0.21	(d)	0.62	0.83	(0.29)	—	(0.29)
2011 - R	7.93	0.20	(d)	0.59	0.79	(0.28)	—	(0.28)

2010 - A	7.69	0.17	(d)	0.28	0.45	(0.23)	— (f)	(0.23)
2010 - Institutional	7.74	0.24	(d)	0.24	0.48	(0.25)	— (f)	(0.25)
2010 - IR	7.72	0.20	(d)	0.27	0.47	(0.24)	— (f)	(0.24)
2010 - R	7.71	0.07	(d)	0.36	0.43	(0.21)	— (f)	(0.21)

2009 - A	9.03	0.26	(d)	(1.29)	(1.03)	(0.24)	(0.07)	(0.31)
2009 - Institutional	9.06	0.28	(d)	(1.28)	(1.00)	(0.25)	(0.07)	(0.32)
2009 - IR	9.04	0.27	(d)	(1.28)	(1.01)	(0.24)	(0.07)	(0.31)
2009 - R	9.01	0.24	(d)	(1.28)	(1.04)	(0.19)	(0.07)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.01)	(0.71)	(0.20)	(0.06)	(0.26)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(0.98)	(0.66)	(0.22)	(0.06)	(0.28)
2008 - IR (Commenced November 30, 2007)	10.28	0.32		(1.28)	(0.96)	(0.22)	(0.06)	(0.28)
2008 - R (Commenced November 30, 2007)	10.28	0.31		(1.31)	(1.00)	(0.21)	(0.06)	(0.27)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.
(f)	Amount is less than $0.005 per share.

36          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$8.49	4.76%	$3,888	0.55	%(e)	5.26	%(e)	2.60	%(e)	21%
8.91	4.70	9	0.15	(e)	4.86	(e)	2.56	(e)	21
8.50	4.90	10	0.30	(e)	5.01	(e)	2.93	(e)	21
8.48	4.49	1,118	0.80	(e)	5.51	(e)	2.43	(e)	21

8.46	10.21	4,488	0.55		2.32		2.24		57
8.51	10.52	59	0.15		1.92		2.81		57
8.49	10.40	9	0.30		2.07		2.44		57
8.44	9.98	988	0.80		2.57		2.25		57

7.91	5.85	6,901	0.55		2.06		2.06		60
7.97	6.28	4,558	0.15		1.66		2.90		60
7.95	6.16	9	0.30		1.81		2.43		60
7.93	5.56	399	0.80		2.31		0.86		60

7.69	(10.77)	5,065	0.55		3.16		3.91		54
7.74	(10.38)	8,330	0.15		2.76		4.13		54
7.72	(10.59)	8	0.30		2.91		3.97		54
7.71	(10.98)	8	0.80		3.41		3.50		54

9.03	(7.27)	1,604	0.55	(e)	3.54	(e)	2.59	(e)	41
9.06	(6.85)	9,296	0.15	(e)	3.14	(e)	2.74	(e)	41
9.04	(9.58)	9	0.30	(e)	3.29	(e)	2.37	(e)	41
9.01	(9.92)	9	0.80	(e)	3.79	(e)	2.30	(e)	41

The accompanying notes are an integral part of these financial statements.          37

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$7.99	$0.11	(d)	$0.30	$0.41	$(0.26)	$—	$(0.26)
2012 - Institutional	8.03	0.13	(d)	0.30	0.43	(0.29)	—	(0.29)
2012 - IR	8.02	0.13	(d)	0.30	0.43	(0.29)	—	(0.29)
2012 - R	7.94	0.11	(d)	0.29	0.40	(0.26)	—	(0.26)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	7.44	0.18	(d)	0.60	0.78	(0.23)	—	(0.23)
2011 - Institutional	7.48	0.23	(d)	0.58	0.81	(0.26)	—	(0.26)
2011 - IR	7.47	0.19	(d)	0.61	0.80	(0.25)	—	(0.25)
2011 - R	7.42	0.16	(d)	0.61	0.77	(0.25)	—	(0.25)

2010 - A	7.29	0.15	(d)	0.21	0.36	(0.21)	—	(0.21)
2010 - Institutional	7.33	0.21	(d)	0.17	0.38	(0.23)	—	(0.23)
2010 - IR	7.31	0.18	(d)	0.20	0.38	(0.22)	—	(0.22)
2010 - R	7.30	0.08	(d)	0.25	0.33	(0.21)	—	(0.21)

2009 - A	8.86	0.23	(d)	(1.45)	(1.22)	(0.21)	(0.14)	(0.35)
2009 - Institutional	8.89	0.26	(d)	(1.46)	(1.20)	(0.22)	(0.14)	(0.36)
2009 - IR	8.87	0.25	(d)	(1.46)	(1.21)	(0.21)	(0.14)	(0.35)
2009 - R	8.84	0.21	(d)	(1.44)	(1.23)	(0.17)	(0.14)	(0.31)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.16)	(0.86)	(0.22)	(0.06)	(0.28)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(1.13)	(0.81)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.26	0.31		(1.40)	(1.09)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.26	0.31		(1.44)	(1.13)	(0.23)	(0.06)	(0.29)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

38          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$8.14	5.36%	$4,253	0.55	%(e)	3.74	%(e)	2.95	%(e)	21%
8.17	5.64	1,616	0.15	(e)	3.34	(e)	3.29	(e)	21
8.16	5.57	12	0.30	(e)	3.49	(e)	3.34	(e)	21
8.08	5.24	1,659	0.80	(e)	3.99	(e)	2.79	(e)	21

7.99	10.40	4,442	0.55		2.33		2.16		57
8.03	10.80	1,704	0.15		1.93		2.81		57
8.02	10.66	10	0.30		2.08		2.33		57
7.94	10.28	1,518	0.80		2.58		1.91		57

7.44	4.94	5,153	0.55		2.14		2.02		49
7.48	5.23	5,361	0.15		1.74		2.79		49
7.47	5.25	8	0.30		1.89		2.34		49
7.42	4.55	143	0.80		2.39		1.12		49

7.29	(12.96)	4,287	0.55		3.23		3.58		39
7.33	(12.64)	8,946	0.15		2.83		3.95		39
7.31	(12.85)	8	0.30		2.98		3.81		39
7.30	(13.25)	12	0.80		3.48		3.30		39

8.86	(8.80)	1,741	0.55	(e)	3.57	(e)	2.27	(e)	34
8.89	(8.38)	9,855	0.15	(e)	3.17	(e)	2.60	(e)	34
8.87	(10.90)	9	0.30	(e)	3.32	(e)	2.79	(e)	34
8.84	(11.24)	9	0.80	(e)	3.82	(e)	2.25	(e)	34

The accompanying notes are an integral part of these financial statements.          39

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$7.74	$0.12	(d)	$0.30	$0.42	$(0.16)	$(0.06)	$(0.22)
2012 - Institutional	7.79	0.14	(d)	0.31	0.45	(0.20)	(0.06)	(0.26)
2012 - IR	7.77	0.14	(d)	0.30	0.44	(0.19)	(0.06)	(0.25)
2012 - R	7.71	0.12	(d)	0.29	0.41	(0.15)	(0.06)	(0.21)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	7.14	0.16	(d)	0.65	0.81	(0.21)	—	(0.21)
2011 - Institutional	7.19	0.23	(d)	0.60	0.83	(0.23)	—	(0.23)
2011 - IR	7.18	0.18	(d)	0.64	0.82	(0.23)	—	(0.23)
2011 - R	7.14	0.15	(d)	0.63	0.78	(0.21)	—	(0.21)

2010 - A	7.06	0.14	(d)	0.16	0.30	(0.22)	—	(0.22)
2010 - Institutional	7.10	0.21	(d)	0.12	0.33	(0.24)	—	(0.24)
2010 - IR	7.09	0.09	(d)	0.23	0.32	(0.23)	—	(0.23)
2010 - R	7.08	0.09	(d)	0.20	0.29	(0.23)	—	(0.23)

2009 - A	8.74	0.19	(d)	(1.57)	(1.38)	(0.15)	(0.15)	(0.30)
2009 - Institutional	8.77	0.23	(d)	(1.58)	(1.35)	(0.17)	(0.15)	(0.32)
2009 - IR	8.75	0.22	(d)	(1.58)	(1.36)	(0.15)	(0.15)	(0.30)
2009 - R	8.72	0.13	(d)	(1.51)	(1.38)	(0.11)	(0.15)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.27)	(0.97)	(0.23)	(0.06)	(0.29)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.31		(1.24)	(0.93)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.25	0.31		(1.51)	(1.20)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.25	0.30		(1.53)	(1.23)	(0.24)	(0.06)	(0.30)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

40          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.94	5.71%	$9,577	0.55	%(e)	2.53	%(e)	3.18	%(e)	26%
7.98	6.01	2,013	0.15	(e)	2.13	(e)	3.62	(e)	26
7.96	5.93	227	0.30	(e)	2.28	(e)	3.82	(e)	26
7.91	5.57	1,007	0.80	(e)	2.78	(e)	3.13	(e)	26

7.74	11.20	10,221	0.55		1.81		2.01		59
7.79	11.50	1,504	0.15		1.41		2.81		59
7.77	11.33	187	0.30		1.56		2.22		59
7.71	10.89	889	0.80		2.06		1.81		59

7.14	4.21	9,999	0.55		1.91		1.95		64
7.19	4.66	4,270	0.15		1.51		2.82		64
7.18	4.53	100	0.30		1.66		1.22		64
7.14	3.98	210	0.80		2.16		1.16		64

7.06	(15.06)	7,658	0.55		3.00		3.04		45
7.10	(14.69)	7,744	0.15		2.60		3.73		45
7.09	(14.80)	8	0.30		2.75		3.58		45
7.08	(15.21)	55	0.80		3.25		1.98		45

8.74	(9.94)	3,049	0.55	(e)	3.47	(e)	2.06	(e)	33
8.77	(9.56)	9,040	0.15	(e)	3.07	(e)	2.48	(e)	33
8.75	(11.97)	9	0.30	(e)	3.22	(e)	2.68	(e)	33
8.72	(12.31)	9	0.80	(e)	3.72	(e)	2.17	(e)	33

The accompanying notes are an integral part of these financial statements.          41

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$7.37	$0.14		$0.32	$0.46	$(0.15)	$(0.03)	$(0.18)
2012 - Institutional	7.41	0.15		0.33	0.48	(0.18)	(0.03)	(0.21)
2012 - IR	7.38	0.14		0.33	0.47	(0.19)	(0.03)	(0.22)
2012 - R	7.35	0.13		0.32	0.45	(0.14)	(0.03)	(0.17)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	6.71	0.15	(e)	0.68	0.83	(0.17)	—	(0.17)
2011 - Institutional	6.75	0.19	(e)	0.67	0.86	(0.20)	—	(0.20)
2011 - IR	6.74	0.26	(e)	0.57	0.83	(0.19)	—	(0.19)
2011 - R	6.71	0.13	(e)	0.68	0.81	(0.17)	—	(0.17)

2010 - A	6.65	0.13	(e)	0.08	0.21	(0.15)	—	(0.15)
2010 - Institutional	6.68	0.21	(e)	0.03	0.24	(0.17)	—	(0.17)
2010 - IR	6.67	0.07	(e)	0.16	0.23	(0.16)	—	(0.16)
2010 - R	6.66	0.10	(e)	0.11	0.21	(0.16)	—	(0.16)

2009 - A	8.53	0.14	(e)	(1.69)	(1.55)	(0.18)	(0.15)	(0.33)
2009 - Institutional	8.55	0.20	(e)	(1.73)	(1.53)	(0.19)	(0.15)	(0.34)
2009 - IR	8.53	0.20	(e)	(1.73)	(1.53)	(0.18)	(0.15)	(0.33)
2009 - R	8.50	0.02	(e)	(1.57)	(1.55)	(0.14)	(0.15)	(0.29)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.45)	(1.16)	(0.24)	(0.07)	(0.31)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.43)	(1.13)	(0.25)	(0.07)	(0.32)
2008 - IR (Commenced November 30, 2007)	10.22	0.30		(1.67)	(1.37)	(0.25)	(0.07)	(0.32)
2008 - R (Commenced November 30, 2007)	10.22	0.29		(1.69)	(1.40)	(0.25)	(0.07)	(0.32)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	Calculated based on the average shares outstanding methodology.

42          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.65	6.50%	$16,540	0.55	%(d)	1.66	%(d)	3.70	%(d)	20%
7.68	6.81	5,597	0.15	(d)	1.26	(d)	4.17	(d)	20
7.63	6.59	245	0.30	(d)	1.41	(d)	7.69	(d)	20
7.63	6.27	1,526	0.80	(d)	1.91	(d)	3.61	(d)	20

7.37	12.32	17,572	0.55		1.39		1.89		53
7.41	12.66	5,457	0.15		0.99		2.39		53
7.38	12.26	15	0.30		1.14		3.40		53
7.35	11.98	1,425	0.80		1.64		1.72		53

6.71	3.14	15,923	0.55		1.57		1.92		67
6.75	3.57	2,941	0.15		1.17		2.99		67
6.74	3.44	53	0.30		1.32		0.98		67
6.71	3.02	827	0.80		1.82		1.42		67

6.65	(17.33)	12,749	0.55		2.66		2.48		39
6.68	(16.99)	7,700	0.15		2.26		3.48		39
6.67	(17.10)	7	0.30		2.41		3.37		39
6.66	(17.52)	533	0.80		2.91		0.25		39

8.53	(11.97)	3,747	0.55	(d)	3.42	(d)	1.91	(d)	39
8.55	(11.67)	8,838	0.15	(d)	3.02	(d)	2.33	(d)	39
8.53	(13.77)	9	0.30	(d)	3.17	(d)	2.65	(d)	39
8.50	(14.11)	9	0.80	(d)	3.67	(d)	2.14	(d)	39

The accompanying notes are an integral part of these financial statements.          43

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$7.14	$0.14	(d)	$0.33	$0.47	$(0.15)	$—	$(0.15)
2012 - Institutional	7.19	0.15	(d)	0.34	0.49	(0.18)	—	(0.18)
2012 - IR	7.17	0.15	(d)	0.33	0.48	(0.17)	—	(0.17)
2012 - R	7.12	0.13	(d)	0.33	0.46	(0.13)	—	(0.13)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	6.49	0.13	(d)	0.66	0.79	(0.14)	—	(0.14)
2011 - Institutional	6.52	0.20	(d)	0.63	0.83	(0.16)	—	(0.16)
2011 - IR	6.51	0.17	(d)	0.64	0.81	(0.15)	—	(0.15)
2011 - R	6.48	0.12	(d)	0.66	0.78	(0.14)	—	(0.14)

2010 - A	6.48	0.12	(d)	0.06	0.18	(0.17)	—	(0.17)
2010 - Institutional	6.51	0.18	(d)	0.02	0.20	(0.19)	—	(0.19)
2010 - IR	6.49	0.14	(d)	0.06	0.20	(0.18)	—	(0.18)
2010 - R	6.49	0.08	(d)	0.08	0.16	(0.17)	—	(0.17)

2009 - A	8.45	0.12	(d)	(1.72)	(1.60)	(0.16)	(0.21)	(0.37)
2009 - Institutional	8.47	0.20	(d)	(1.77)	(1.57)	(0.18)	(0.21)	(0.39)
2009 - IR	8.45	0.19	(d)	(1.78)	(1.59)	(0.16)	(0.21)	(0.37)
2009 - R	8.42	0.04	(d)	(1.64)	(1.60)	(0.12)	(0.21)	(0.33)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.52)	(1.23)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.50)	(1.20)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.73)	(1.43)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.25)	(0.07)	(0.32)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

44          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.46	6.75%	$9,134	0.55	%(e)	2.63	%(e)	3.99	%(e)	23%
7.50	7.01	2,085	0.15	(e)	2.23	(e)	4.43	(e)	23
7.48	6.88	9	0.30	(e)	2.38	(e)	4.37	(e)	23
7.45	6.67	589	0.80	(e)	2.88	(e)	3.86	(e)	23

7.14	12.06	9,767	0.55		1.93		1.77		58
7.19	12.68	1,821	0.15		1.53		2.63		58
7.17	12.40	8	0.30		1.68		2.27		58
7.12	11.86	645	0.80		2.18		1.65		58

6.49	2.66	7,769	0.55		2.07		1.78		63
6.52	2.94	3,605	0.15		1.67		2.68		63
6.51	2.97	8	0.30		1.82		1.99		63
6.48	2.38	402	0.80		2.32		1.19		63

6.48	(17.91)	6,435	0.55		3.41		2.24		36
6.51	(17.53)	7,314	0.15		3.01		3.45		36
6.49	(17.77)	7	0.30		3.16		3.31		36
6.49	(18.08)	198	0.80		3.66		0.73		36

8.45	(12.73)	1,751	0.55	(e)	3.64	(e)	1.83	(e)	32
8.47	(12.43)	8,760	0.15	(e)	3.24	(e)	2.26	(e)	32
8.45	(14.43)	9	0.30	(e)	3.39	(e)	2.59	(e)	32
8.42	(14.77)	9	0.80	(e)	3.89	(e)	2.08	(e)	32

The accompanying notes are an integral part of these financial statements.          45

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 29, (UNAUDITED)
2012 - A	$7.07	$0.15	(d)	$0.33	$0.48	$(0.16)	$—	$(0.16)
2012 - Institutional	7.12	0.16	(d)	0.34	0.50	(0.19)	—	(0.19)
2012 - IR	7.10	0.16	(d)	0.33	0.49	(0.18)	—	(0.18)
2012 - R	7.07	0.14	(d)	0.33	0.47	(0.15)	—	(0.15)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2011 - A	6.42	0.13	(d)	0.67	0.80	(0.15)	—	(0.15)
2011 - Institutional	6.46	0.20	(d)	0.63	0.83	(0.17)	—	(0.17)
2011 - IR	6.45	0.15	(d)	0.66	0.81	(0.16)	—	(0.16)
2011 - R	6.41	0.11	(d)	0.67	0.78	(0.12)	—	(0.12)

2010 - A	6.42	0.11	(d)	0.03	0.14	(0.14)	—	(0.14)
2010 - Institutional	6.44	0.15	(d)	0.03	0.18	(0.16)	—	(0.16)
2010 - IR	6.43	0.13	(d)	0.04	0.17	(0.15)	—	(0.15)
2010 - R	6.43	0.01	(d)	0.10	0.11	(0.13)	—	(0.13)

2009 - A	8.40	0.10	(d)	(1.74)	(1.64)	(0.09)	(0.25)	(0.34)
2009 - Institutional	8.43	0.18	(d)	(1.82)	(1.64)	(0.10)	(0.25)	(0.35)
2009 - IR	8.41	0.17	(d)	(1.81)	(1.64)	(0.09)	(0.25)	(0.34)
2009 - R	8.38	0.14	(d)	(1.79)	(1.65)	(0.05)	(0.25)	(0.30)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.57)	(1.28)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.54)	(1.24)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.29		(1.79)	(1.50)	(0.26)	(0.07)	(0.33)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

46          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.39	7.03%	$3,418	0.55	%(e)	5.08	%(e)	4.25	%(e)	25%
7.43	7.27	1,458	0.15	(e)	4.68	(e)	4.69	(e)	25
7.41	7.20	9	0.30	(e)	4.83	(e)	4.55	(e)	25
7.39	6.86	221	0.80	(e)	5.33	(e)	4.06	(e)	25

7.07	12.35	4,022	0.55		2.48		1.71		47
7.12	12.77	1,265	0.15		2.08		2.63		47
7.10	12.48	8	0.30		2.23		2.01		47
7.07	12.08	184	0.80		2.73		1.47		47

6.42	2.08	3,080	0.55		2.56		1.67		53
6.46	2.65	5,937	0.15		2.16		2.16		53
6.45	2.52	7	0.30		2.31		1.94		53
6.41	1.68	195	0.80		2.81		0.10		53

6.42	(18.64)	2,304	0.55		4.38		1.76		28
6.44	(18.51)	7,131	0.15		3.98		3.21		28
6.43	(18.62)	7	0.30		4.13		3.09		28
6.43	(18.93)	8	0.80		4.63		2.54		28

8.40	(13.18)	501	0.55	(e)	3.79	(e)	1.74	(e)	39
8.43	(12.77)	8,716	0.15	(e)	3.39	(e)	2.13	(e)	39
8.41	(14.77)	9	0.30	(e)	3.54	(e)	2.35	(e)	39
8.38	(15.11)	8	0.80	(e)	4.04	(e)	1.87	(e)	39

The accompanying notes are an integral part of these financial statements.          47

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements
February 29, 2012 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Portfolio	Share Classes Offered	Non-diversified

All Retirement Strategies Portfolios	A, Institutional, IR and R	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class IR and Class R Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily in a combination of domestic and international equity, fixed income and other diversifier underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM or Goldman Sachs Asset Management International (“GSAMI”), also an affiliate of Goldman Sachs, act as investment advisers.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.
The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.

B. Investment Income and Investments — Investment income is comprised of interest income and dividend income, and is recorded net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Capital gain distributions received from Underlying Funds are recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily NAV calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service fees and Transfer Agent fees. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the respective Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses.
Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolios are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
All shares of the Underlying Funds held by the Portfolios are classified as Level 1 securities. Please refer to the Schedule of Investments for further detail.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM agreed to waive a portion of its management fee equal to 0.05% of each Portfolio’s average daily net assets through December 29, 2012. Prior to such date GSAM may not terminate the arrangements without the approval of the trustees.

B. Distribution and Service Plans — The Trust, on behalf of each Portfolio’s Class A and Class R Shares, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee, accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to Class A and Class R Shares, respectively. The Distributor at its discretion may use compensation for distribution services paid under each Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge. During the six months ended February 29, 2012, Goldman Sachs advised that it retained the following approximate amounts:

Front End
Sales Charge
Portfolio	Class A

Retirement Strategy 2010	$—

Retirement Strategy 2015	100

Retirement Strategy 2020	100

Retirement Strategy 2030	200

Retirement Strategy 2040	300

Retirement Strategy 2050	100

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Portfolios (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Portfolio is 0.014%. These Other Expense reimbursements will remain in place through December 29, 2012, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction in the Portfolios’ expenses.
For the six months ended February 29, 2012, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows (in thousands):

		Other	Total
	Management	Expense	Expense
Portfolio	Fee Waiver	Reimbursements	Reductions

Retirement Strategy 2010	$1	$112	$113

Retirement Strategy 2015	2	113	115

Retirement Strategy 2020	3	117	120

Retirement Strategy 2030	6	123	129

Retirement Strategy 2040	3	116	119

Retirement Strategy 2050	1	113	114

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 29, 2012, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

	Management		Distribution and	Transfer
Portfolio	Fees		Service Fees	Agent Fees	Total

Retirement Strategy 2010	$—	*	$1	$1	$2

Retirement Strategy 2015	1		1	1	3

Retirement Strategy 2020	1		2	2	5

Retirement Strategy 2030	2		4	3	9

Retirement Strategy 2040	1		2	2	5

Retirement Strategy 2050	—	*	1	1	2

*	Amount is less than $500.

F. Line of Credit Facility — As of February 29, 2012, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Portfolios and Other Borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2012, the Portfolios did not have any borrowings under the facility.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Other Transactions with Affiliates — The Portfolios invest primarily in the Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The table below shows the transactions in and earnings from investments in these affiliated Funds for the six months ended February 29, 2012 (in thousands):

Retirement Strategy 2010 Portfolio

				Net	Change in
	Market		Proceeds	Realized	Unrealized	Market		Capital
	Value	Purchases	from	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	Sales	(Loss)	(Depreciation)	2/29/2012	Income	Distributions

Goldman Sachs Absolute Return Tracker Fund	$279	$22	$(54)	$—	$(3)	$244	$—	$3

Goldman Sachs Commodity Strategy Fund	282	19	(67)	(1)	3	236	2	—

Goldman Sachs Core Fixed Income Fund	502	78	(186)	8	— **	402	5	—

Goldman Sachs Emerging Markets Debt Fund	60	39	(13)	—	3	89	2	1

Goldman Sachs Global Income Fund	584	90	(131)	2	7	552	5	—

Goldman Sachs High Yield Fund	66	52	(15)	(1)	6	108	3	1

Goldman Sachs Inflation Protected Securities Fund	1,075	243	(337)	10	(40)	951	5	68

Goldman Sachs International Real Estate Securities Fund	76	7	(14)	—	— **	69	1	—

Goldman Sachs Large Cap Value Fund	144	58	(29)	(3)	21	191	2	—

Goldman Sachs Local Emerging Markets Debt Fund	58	4	(12)	—	(2)	48	1	— **

Goldman Sachs Real Estate Securities Fund	81	5	(17)	1	3	73	—	—

Goldman Sachs Strategic Growth Fund	149	75	(31)	(1)	28	220	1	—

Goldman Sachs Structured Emerging Markets Equity Fund	99	3	(56)	(9)	3	40	1	—

Goldman Sachs Structured International Equity Fund	1,170	73	(550)	(117)	53	629	34	—

Goldman Sachs Structured International Small Cap Fund	148	13	(31)	4	(7)	127	3	—

Goldman Sachs Structured Large Cap Growth Fund	356	195	(100)	1	58	510	6	—

Goldman Sachs Structured Large Cap Value Fund	344	146	(94)	(2)	44	438	4	—

Goldman Sachs Structured Small Cap Equity Fund	117	54	(46)	(2)	11	134	1	—

Total	$5,590	$1,176	$(1,783)	$(110)	$188	$5,061	$76	$73

*	Includes reinvestment of distributions.
**	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Retirement Strategy 2015 Portfolio

				Net	Change in
	Market		Proceeds	Realized	Unrealized	Market		Capital
	Value	Purchases	from	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	Sales	(Loss)	(Depreciation)	2/29/2012	Income	Distributions

Goldman Sachs Absolute Return Tracker Fund	$383	$40	$(49)	$(2)	$(1)	$371	$—	$4

Goldman Sachs Commodity Strategy Fund	430	30	(55)	(1)	7	411	3	—

Goldman Sachs Core Fixed Income Fund	479	56	(196)	9	(3)	345	5	—

Goldman Sachs Emerging Markets Debt Fund	83	59	(11)	(1)	4	134	3	1

Goldman Sachs Global Income Fund	660	169	(117)	(1)	12	723	7	—

Goldman Sachs High Yield Fund	72	47	(10)	(1)	6	114	3	1

Goldman Sachs Inflation Protected Securities Fund	1,128	308	(337)	1	(37)	1,063	5	79

Goldman Sachs International Real Estate Securities Fund	106	11	(12)	(3)	2	104	2	—

Goldman Sachs Large Cap Value Fund	249	97	(34)	(2)	35	345	4	—

Goldman Sachs Local Emerging Markets Debt Fund	80	6	(11)	—	(2)	73	2	— **

Goldman Sachs Real Estate Securities Fund	112	7	(16)	—	8	111	1	—

Goldman Sachs Strategic Growth Fund	257	123	(38)	—	48	390	2	—

Goldman Sachs Structured Emerging Markets Equity Fund	164	13	(69)	17	(24)	101	2	—

Goldman Sachs Structured International Equity Fund	1,917	140	(729)	(82)	(13)	1,233	64	—

Goldman Sachs Structured International Small Cap Fund	217	21	(28)	(1)	(2)	207	5	—

Goldman Sachs Structured Large Cap Growth Fund	610	301	(113)	6	99	903	10	—

Goldman Sachs Structured Large Cap Value Fund	589	227	(103)	2	75	790	7	—

Goldman Sachs Structured Small Cap Equity Fund	176	86	(60)	14	1	217	1	—

Total	$7,712	$1,741	$(1,988)	$(45)	$215	$7,635	$126	$85

*	Includes reinvestment of distributions.
**	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Retirement Strategy 2020 Portfolio

				Net	Change in
	Market		Proceeds	Realized	Unrealized	Market		Capital
	Value	Purchases	from	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	Sales	(Loss)	(Depreciation)	2/29/2012	Income	Distributions

Goldman Sachs Absolute Return Tracker Fund	$584	$100	$(101)	$(1)	$(2)	$580	$—	$7

Goldman Sachs Commodity Strategy Fund	779	92	(130)	—	12	753	6	—

Goldman Sachs Core Fixed Income Fund	538	99	(322)	6	1	322	5	—

Goldman Sachs Emerging Markets Debt Fund	142	107	(26)	(1)	7	229	5	1

Goldman Sachs Global Income Fund	855	310	(206)	1	13	973	9	—

Goldman Sachs High Yield Fund	120	89	(23)	(1)	9	194	5	1

Goldman Sachs Inflation Protected Securities Fund	1,378	514	(560)	10	(55)	1,287	7	99

Goldman Sachs International Real Estate Securities Fund	180	26	(27)	(6)	5	178	3	—

Goldman Sachs Large Cap Value Fund	484	202	(88)	(2)	66	662	9	—

Goldman Sachs Local Emerging Markets Debt Fund	138	17	(24)	(2)	(3)	126	3	1

Goldman Sachs Real Estate Securities Fund	188	21	(35)	2	12	188	1	—

Goldman Sachs Strategic Growth Fund	501	245	(98)	6	86	740	3	—

Goldman Sachs Structured Emerging Markets Equity Fund	312	48	(125)	15	(24)	226	3	—

Goldman Sachs Structured International Equity Fund	3,613	398	(1,363)	(148)	(16)	2,484	123	—

Goldman Sachs Structured International Small Cap Fund	381	53	(62)	(2)	(4)	366	9	—

Goldman Sachs Structured Large Cap Growth Fund	1,189	593	(267)	39	161	1,715	19	—

Goldman Sachs Structured Large Cap Value Fund	1,149	461	(241)	20	129	1,518	14	—

Goldman Sachs Structured Small Cap Equity Fund	312	170	(123)	21	6	386	3	—

Total	$12,843	$3,545	$(3,821)	$(43)	$403	$12,927	$227	$109

*	Includes reinvestment of distributions.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Retirement Strategy 2030 Portfolio

				Net	Change in
	Market		Proceeds	Realized	Unrealized	Market		Capital
	Value	Purchases	from	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	Sales	(Loss)	(Depreciation)	2/29/2012	Income	Distributions

Goldman Sachs Absolute Return Tracker Fund	$962	$145	$(151)	$(3)	$(1)	$952	$—	$12

Goldman Sachs Commodity Strategy Fund	1,600	124	(225)	(2)	25	1,522	12	—

Goldman Sachs Core Fixed Income Fund	496	74	(403)	5	— **	172	4	—

Goldman Sachs Emerging Markets Debt Fund	182	145	(33)	(1)	9	302	6	2

Goldman Sachs Global Income Fund	908	335	(218)	1	15	1,041	10	—

Goldman Sachs High Yield Fund	151	125	(30)	(2)	14	258	7	2

Goldman Sachs Inflation Protected Securities Fund	1,391	524	(653)	11	(64)	1,209	7	109

Goldman Sachs International Real Estate Securities Fund	429	43	(61)	(13)	9	407	7	—

Goldman Sachs Large Cap Value Fund	1,134	372	(186)	(8)	154	1,466	21	—

Goldman Sachs Local Emerging Markets Debt Fund	176	25	(29)	(3)	(2)	167	4	— **

Goldman Sachs Real Estate Securities Fund	450	33	(79)	4	27	435	3	—

Goldman Sachs Strategic Growth Fund	1,173	445	(205)	6	200	1,619	8	—

Goldman Sachs Structured Emerging Markets Equity Fund	710	120	(243)	(1)	(8)	578	9	—

Goldman Sachs Structured International Equity Fund	7,863	715	(2,657)	(419)	73	5,575	297	—

Goldman Sachs Structured International Small Cap Fund	771	81	(109)	(9)	(2)	732	19	—

Goldman Sachs Structured Large Cap Growth Fund	2,783	1,006	(492)	35	418	3,750	46	—

Goldman Sachs Structured Large Cap Value Fund	2,690	766	(444)	17	329	3,358	33	—

Goldman Sachs Structured Small Cap Equity Fund	640	328	(252)	28	27	771	6	—

Total	$24,509	$5,406	$(6,470)	$(354)	$1,223	$24,314	$499	$125

*	Includes reinvestment of distributions.
**	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Retirement Strategy 2040 Portfolio

				Net	Change in
	Market		Proceeds	Realized	Unrealized	Market		Capital
	Value	Purchases	from	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	Sales	(Loss)	(Depreciation)	2/29/2012	Income	Distributions

Goldman Sachs Absolute Return Tracker Fund	$450	$94	$(95)	$(2)	$(1)	$446	$—	$6

Goldman Sachs Commodity Strategy Fund	817	97	(151)	(1)	12	774	6	—

Goldman Sachs Core Fixed Income Fund	290	48	(240)	3	— **	101	2	—

Goldman Sachs Emerging Markets Debt Fund	53	44	(13)	—	3	87	2	1

Goldman Sachs Global Income Fund	533	219	(158)	1	8	603	6	—

Goldman Sachs High Yield Fund	44	38	(11)	(1)	4	74	2	— **

Goldman Sachs International Real Estate Securities Fund	250	34	(45)	(8)	6	237	4	—

Goldman Sachs Large Cap Value Fund	621	221	(135)	(6)	83	784	11	—

Goldman Sachs Local Emerging Markets Debt Fund	51	10	(10)	(1)	(1)	49	1	— **

Goldman Sachs Real Estate Securities Fund	261	29	(56)	3	15	252	2	—

Goldman Sachs Strategic Growth Fund	642	259	(148)	4	104	861	4	—

Goldman Sachs Structured Emerging Markets Equity Fund	384	81	(137)	—	(3)	325	5	—

Goldman Sachs Structured International Equity Fund	4,140	511	(1,511)	(229)	41	2,952	160	—

Goldman Sachs Structured International Small Cap Fund	396	57	(73)	(5)	(3)	372	10	—

Goldman Sachs Structured Large Cap Growth Fund	1,524	578	(345)	27	211	1,995	25	—

Goldman Sachs Structured Large Cap Value Fund	1,475	451	(315)	13	170	1,794	18	—

Goldman Sachs Structured Small Cap Equity Fund	329	176	(140)	17	10	392	3	—

Total	$12,260	$2,947	$(3,583)	$(185)	$659	$12,098	$261	$7

*	Includes reinvestment of distributions.
**	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Retirement Strategy 2050 Portfolio

				Net	Change in
	Market		Proceeds	Realized	Unrealized	Market		Capital
	Value	Purchases	from	Gain	Appreciation	Value	Dividend	Gain
Underlying Funds	8/31/2011	at Cost*	Sales	(Loss)	(Depreciation)	2/29/2012	Income	Distributions

Goldman Sachs Absolute Return Tracker Fund	$191	$46	$(53)	$(1)	$— **	$183	$—	$3

Goldman Sachs Commodity Strategy Fund	379	54	(95)	2	1	341	3	—

Goldman Sachs Core Fixed Income Fund	44	13	(42)	1	— **	16	—	—

Goldman Sachs Emerging Markets Debt Fund	8	8	(3)	—	1	14	—	—	**

Goldman Sachs Global Income Fund	80	45	(31)	—	1	95	1	—

Goldman Sachs High Yield Fund	6	7	(2)	—	1	12	—	—	**

Goldman Sachs International Real Estate Securities Fund	127	20	(29)	(4)	1	115	2	—

Goldman Sachs Large Cap Value Fund	302	110	(87)	(3)	38	360	6	—

Goldman Sachs Local Emerging Markets Debt Fund	8	2	(2)	—	— **	8	—	—	**

Goldman Sachs Real Estate Securities Fund	134	18	(37)	6	2	123	1	—

Goldman Sachs Strategic Growth Fund	312	128	(95)	4	45	394	2	—

Goldman Sachs Structured Emerging Markets Equity Fund	185	44	(72)	4	(6)	155	2	—

Goldman Sachs Structured International Equity Fund	1,945	286	(790)	(112)	18	1,347	77	—

Goldman Sachs Structured International Small Cap Fund	183	31	(44)	(1)	(4)	165	5	—

Goldman Sachs Structured Large Cap Growth Fund	743	282	(221)	30	79	913	12	—

Goldman Sachs Structured Large Cap Value Fund	719	224	(202)	18	66	825	9	—

Goldman Sachs Structured Small Cap Equity Fund	152	82	(72)	11	—**	173	1	—

Total	$5,518	$1,400	$(1,877)	$(45)	$243	$5,239	$121	$3

*	Includes reinvestment of distributions.
**	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 29, 2012, the Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding Institutional Class and Class IR Shares of the following Funds:

Portfolio	Institutional Class	Class IR

Retirement Strategy 2010	73%	100%

Retirement Strategy 2015	—	77

Retirement Strategy 2040	—	100

Retirement Strategy 2050	—	100

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended February 29, 2012, were as follows:

Portfolio	Purchases	Sales

Retirement Strategy 2010	$1,027,766	$1,782,776

Retirement Strategy 2015	1,529,256	1,987,742

Retirement Strategy 2020	3,209,546	3,820,873

Retirement Strategy 2030	4,782,040	6,469,821

Retirement Strategy 2040	2,678,878	3,582,524

Retirement Strategy 2050	1,275,952	1,877,025

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

6. TAX INFORMATION

As of the most recent fiscal year end, August 31, 2011, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Capital loss carryovers:(1)
Expiring 2017	$—	$(37,262)	$—	$—	$(60,191)	$(127,377)
Expiring 2018	(540,451)	(331,636)	—	—	(337,900)	(280,682)
Expiring 2019	(157,124)	(515,837)	—	—	(252,457)	(963,785)

Total capital loss carryovers	$(697,575)	$(884,735)	$—	$—	$(650,548)	$(1,371,844)

(1)	Expiration occurs on August 31 of the year indicated.

As of February 29, 2012, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Tax Cost	$5,224,196	$8,041,432	$13,756,946	$23,965,337	$12,434,571	$5,728,512

Gross unrealized gain	232,801	461,419	814,151	2,470,466	1,214,710	351,812
Gross unrealized loss	(395,710)	(868,183)	(1,643,619)	(2,122,164)	(1,550,902)	(841,707)

Net unrealized security gain (loss)	$(162,909)	$(406,764)	$(829,468)	$348,302	$(336,192)	$(489,895)

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end is attributable primarily to wash sales and differences related to the tax treatment of Underlying Fund investments.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

7. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Investments in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Liquidity Risk — An Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. OTHER MATTERS

On February 8, 2012, the Commodity Futures Trading Commission (CFTC) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5. The Funds currently rely on Rule 4.5’s exclusion from CFTC regulation for regulated companies. GSAM is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Retirement Strategy 2010 Portfolio

	For the Six Months Ended
	February 29, 2012		For the Fiscal Year Ended
	(Unaudited)		August 31, 2011

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	37,015	$303,787	126,114	$1,100,273
Reinvestment of distributions	19,104	152,447	19,810	169,176
Shares redeemed	(128,437)	(1,065,718)	(487,874)	(4,208,359)

	(72,318)	(609,484)	(341,950)	(2,938,910)

Institutional Shares
Shares sold	47	410	2,711	23,053
Reinvestment of distributions	—	—	20,134	172,543
Shares redeemed	(6,002)	(50,800)	(588,122)	(5,229,482)

	(5,955)	(50,390)	(565,277)	(5,033,886)

Class IR Shares
Shares sold	3	27	—	—
Reinvestment of distributions	53	426	36	312
Shares redeemed	(3)	(27)	—	—

	53	426	36	312

Class R Shares
Shares sold	12,599	103,487	257,342	2,214,615
Reinvestment of distributions	4,890	39,021	7,524	64,179
Shares redeemed	(2,854)	(23,343)	(198,068)	(1,795,264)

	14,635	119,165	66,798	483,530

NET DECREASE	(63,585)	$(540,283)	(840,393)	$(7,488,954)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2015 Portfolio				Retirement Strategy 2020 Portfolio

For the Six Months Ended				For the Six Months Ended
February 29, 2012		For the Fiscal Year Ended		February 29, 2012		For the Fiscal Year Ended
(Unaudited)		August 31, 2011		(Unaudited)		August 31, 2011

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

52,130	$405,846	151,905	$1,262,488	151,884	$1,147,195	426,936	$3,466,723
17,390	131,992	17,202	140,540	36,032	264,833	35,190	280,114
(102,888)	(796,755)	(306,087)	(2,514,982)	(302,391)	(2,277,100)	(540,387)	(4,383,510)

(33,368)	(258,917)	(136,980)	(1,111,954)	(114,475)	(865,072)	(78,261)	(636,673)

12,571	99,444	74,669	603,180	78,154	594,017	193,293	1,509,019
7,017	53,398	24,584	201,345	6,905	51,026	19,689	157,513
(33,761)	(263,996)	(603,643)	(5,236,587)	(25,650)	(196,557)	(614,184)	(5,205,623)

(14,173)	(111,154)	(504,390)	(4,432,062)	59,409	448,486	(401,202)	(3,539,091)

268	2,104	79	656	11,303	85,721	18,271	147,578
52	395	34	275	939	6,917	632	5,051
—	—	—	—	(7,729)	(57,720)	(8,841)	(73,589)

320	2,499	113	931	4,513	34,918	10,062	79,040

8,156	63,627	184,961	1,469,583	11,183	84,494	92,308	725,889
6,630	49,924	3,466	28,143	3,452	25,260	2,753	21,884
(543)	(4,232)	(16,503)	(138,309)	(2,662)	(20,377)	(9,181)	(71,709)

14,243	109,319	171,924	1,359,417	11,973	89,377	85,880	676,064

(32,978)	$(258,253)	(469,333)	$(4,183,668)	(38,580)	$(292,291)	(383,521)	$(3,420,660)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 29, 2012 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Retirement Strategy 2030 Portfolio

	For the Six Months Ended
	February 29, 2012		For the Fiscal Year Ended
	(Unaudited)		August 31, 2011

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	247,540	$1,777,947	735,729	$5,722,894
Reinvestment of distributions	57,102	400,088	52,214	399,439
Shares redeemed	(526,952)	(3,777,389)	(775,293)	(6,012,622)

	(222,310)	(1,599,354)	12,650	109,711

Institutional Shares
Shares sold	40,944	305,024	583,849	4,320,797
Reinvestment of distributions	21,512	151,262	21,786	167,096
Shares redeemed	(69,417)	(502,139)	(305,381)	(2,488,266)

	(6,961)	(45,853)	300,254	1,999,627

Class IR Shares
Shares sold	59,553	431,049	1,660	12,892
Reinvestment of distributions	1,748	12,238	204	1,562
Shares redeemed	(31,179)	(232,754)	(7,675)	(61,788)

	30,122	210,533	(5,811)	(47,334)

Class R Shares
Shares sold	15,515	111,285	100,853	760,730
Reinvestment of distributions	4,822	33,717	4,493	34,327
Shares redeemed	(14,424)	(108,353)	(34,743)	(261,004)

	5,913	36,649	70,603	534,053

NET INCREASE (DECREASE)	(193,236)	$(1,398,025)	377,696	$2,596,057

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2040 Portfolio				Retirement Strategy 2050 Portfolio

For the Six Months Ended				For the Six Months Ended
February 29, 2012		For the Fiscal Year Ended		February 29, 2012		For the Fiscal Year Ended
(Unaudited)		August 31, 2011		(Unaudited)		August 31, 2011

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

223,169	$1,556,813	560,281	$4,259,880	111,290	$765,024	258,483	$1,954,606
27,484	187,170	23,442	175,348	11,840	79,449	10,580	79,035
(394,004)	(2,720,526)	(413,968)	(3,145,580)	(229,655)	(1,564,604)	(179,523)	(1,367,779)

(143,351)	(976,543)	169,755	1,289,648	(106,525)	(720,131)	89,540	665,862

38,630	274,028	221,153	1,580,486	26,674	183,392	167,293	1,240,844
6,714	45,921	15,000	112,649	5,104	34,402	22,444	168,329
(20,336)	(145,900)	(535,762)	(4,299,932)	(13,086)	(88,920)	(931,501)	(7,278,126)

25,008	174,049	(299,609)	(2,606,797)	18,692	128,874	(741,764)	(5,868,953)

—	—	323	2,455	2	12	—	—
28	190	25	189	31	206	24	180
—	—	(494)	(3,860)	(2)	(12)	—	—

28	190	(146)	(1,216)	31	206	24	180

8,522	59,269	35,624	266,837	4,435	30,422	6,360	47,793
1,784	12,128	1,572	11,758	629	4,226	398	2,978
(21,816)	(160,445)	(8,733)	(66,339)	(1,174)	(8,335)	(11,131)	(82,974)

(11,510)	(89,048)	28,463	212,256	3,890	26,313	(4,373)	(32,203)

(129,825)	$(891,352)	(101,537)	$(1,106,109)	(83,912)	$(564,738)	(656,573)	$(5,235,114)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 29, 2012 (Unaudited)

As a shareholder of Class A, Institutional, Class IR or Class R Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class IR or Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 through February 29, 2012.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Strategy Portfolio 2010				Retirement Strategy Portfolio 2015				Retirement Strategy Portfolio 2020				Retirement Strategy Portfolio 2030				Retirement Strategy Portfolio 2040				Retirement Strategy Portfolio 2050
	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the	Account	Account		Paid for the
	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended	Value	Value		6 months ended
Share Class	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*	9/1/11	2/29/12		2/29/12*
Class A
Actual	$1,000.00	$1,047.60		$2.80	$1,000.00	$1,053.60		$2.81	$1,000.00	$1,057.10		$2.81	$1,000.00	$1,065.00		$2.82	$1,000.00	$1,067.50		$2.83	$1,000.00	$1,070.30		$2.83
Hypothetical 5% return	1,000.00	1,022.13	+	2.77	1,000.00	1,022.13	+	2.77	1,000.00	1,022.13	+	2.77	1,000.00	1,022.13	+	2.77	1,000.00	1,022.13	+	2.77	1,000.00	1,022.13	+	2.77

Institutional
Actual	1,000.00	1,047.00		0.76	1,000.00	1,056.40		0.77	1,000.00	1,060.10		0.77	1,000.00	1,068.10		0.77	1,000.00	1,070.10		0.77	1,000.00	1,072.70		0.77
Hypothetical 5% return	1,000.00	1,024.12	+	0.75	1,000.00	1,024.12	+	0.75	1,000.00	1,024.12	+	0.75	1,000.00	1,024.12	+	0.75	1,000.00	1,024.12	+	0.75	1,000.00	1,024.12	+	0.75

Class IR
Actual	1,000.00	1,049.00		1.53	1,000.00	1,055.70		1.53	1,000.00	1,059.30		1.54	1,000.00	1,065.90		1.54	1,000.00	1,068.80		1.54	1,000.00	1,072.00		1.55
Hypothetical 5% return	1,000.00	1,023.37	+	1.51	1,000.00	1,023.37	+	1.51	1,000.00	1,023.37	+	1.51	1,000.00	1,023.37	+	1.51	1,000.00	1,023.37	+	1.51	1,000.00	1,023.37	+	1.51

Class R
Actual	1,000.00	1,044.90		4.07	1,000.00	1,052.40		4.08	1,000.00	1,055.70		4.09	1,000.00	1,062.70		4.10	1,000.00	1,066.70		4.11	1,000.00	1,068.60		4.11
Hypothetical 5% return	1,000.00	1,020.89	+	4.02	1,000.00	1,020.89	+	4.02	1,000.00	1,020.89	+	4.02	1,000.00	1,020.89	+	4.02	1,000.00	1,020.89	+	4.02	1,000.00	1,020.89	+	4.02

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2012. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class IR	Class R

All Retirement Strategies Portfolios	0.55%	0.15%	0.30%	0.80%

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With $705.8 billion in assets under management as of December 31, 2011, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. GSAM’s assets under management includes assets managed by Goldman Sachs Asset Management, LP and its Investment Advisory Affiliates. Additionally, GSAM ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund
Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Short Duration Income Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund
Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Focused Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund
■ Concentrated Growth Fund
■ Technology Tollkeeper Fund
■ Growth Opportunities Fund
■ Rising Dividend Growth Fund
■ U.S. Equity Fund
Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund
■ International Equity Dividend and Premium Fund

■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund
Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund
■ Brazil Equity Fund
■ China Equity Fund
■ Korea Equity Fund
■ India Equity Fund
Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund
■ Managed Futures Strategy Fund
Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2010 year-end assets. Ranked 10th in total assets worldwide. Pensions & Investments, June 2011.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
Financial Square Fundssm is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of risk and minimal risk for some given level of expected return. The efficient frontier is the line created from a risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown are as of February 29, 2012 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2012 Goldman Sachs. All rights reserved. 71568.MF.MED.TMPL / 4/2012  RTMTSAR12/1K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	April 19, 2012

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	April 19, 2012